Material accounting policy information - Reconciliation of Number of Treasury Shares Held by Controlled Trust (Detail) - Treasury shares [member] - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Opening number of equity shares	9,895,836	14,689,729	19,401,215
Less: Transferred to eligible employees on exercise of options	(3,943,096)	(4,793,893)	(4,711,486)
Closing number of equity shares	5,952,740	9,895,836	14,689,729